Net loss per ordinary share - Schedule of Potentially Dilutive Securities (Details) - shares	3 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of earnings per share	6,590,665	4,155,125
Stock options to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of earnings per share	4,519,401	4,155,125
Conversion of convertible note
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of earnings per share	2,071,264	0